Accounting information and policies - Contribution of the Group's Venezuelan and Turkish operations (Details) ₺ in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2022 GBP (£) Bs. / £	Jun. 30, 2022 TRY (₺)	Jun. 30, 2021 GBP (£) Bs. / £	Jun. 30, 2020 GBP (£)
Disclosure of geographical areas [line items]
Net sales	£ 15,452		£ 12,733	£ 11,752
Operating (loss)/profit	4,409		3,731	2,137
Net cash (outflow)/inflow from operating activities	5,212		4,857	£ 3,529
Net assets	9,514		£ 8,431
Turkey
Disclosure of geographical areas [line items]
Impairment charge	312	₺ 3,760
Goodwill | Turkey
Disclosure of geographical areas [line items]
Impairment charge	177	2,133
Brand names | Yenì Raki
Disclosure of geographical areas [line items]
Impairment charge	£ 135	₺ 1,627
TURKEY
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	79.00%	79.00%	18.00%
Venezuela
Disclosure of geographical areas [line items]
Movement in price index in hyperinflationary economy	268.00%	268.00%	1991.00%
Net sales	£ 0		£ 0
Operating (loss)/profit	(1)		(1)
Other finance income - hyperinflation adjustment	1		2
Net cash (outflow)/inflow from operating activities	0		0
Net assets	41		38
Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Net sales	15		4
Operating (loss)/profit	(1)		11
Other finance income - hyperinflation adjustment	157		122
Net cash (outflow)/inflow from operating activities	(5)		9
Net assets	£ 4,606		£ 2,016
Venezuelan Bolivar Soberano
Disclosure of geographical areas [line items]
Closing foreign exchange rate | Bs. / £	759		237
Venezuelan Bolivar Soberano | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Closing foreign exchange rate | Bs. / £	7		4